UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010

Place X if Amendment		X		;	Amendment Number: 1

This Amendment (place X in only one):	 X	is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		27
Form 13F Information Table Value Total:		237,845
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI AUSTRALIA IDX FD	CU	46428610	225	8855	SH		Sole				8855
ISHARES MSCI BRAZIL INDEX FD	CU	46428640	473	6117	SH		Sole				6117
ISHARES MSCI SINGAPORE IDX FD	CU	46428667	225	16213	SH		Sole				16213
ISHARES INC MSCI HONG KONG IDX FD	CU	46428687	218	11539	SH		Sole				11539
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	394	7897	SH		Sole				7897
ISHARES S&P 500 INDEX ETF	CU	46428720	5358	42440	SH		Sole				42440
ISHARES MSCI EMERGING MARKETS	CU	46428723	738	15488	SH		Sole				15488
ISHARES MSCI EAFE ETF	CU	46428746	3983	68409	SH		Sole				68409
ISHARES COHEN & STEERS RLTY	CU	46428756	207	3156	SH		Sole				3156
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	19614	280768	SH		Sole				280768
ISHARES RUSSELL 2000 ETF	CU	46428765	14269	182374	SH		Sole				182374
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	315	10153	SH		Sole				10153
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1412	50989	SH		Sole				50989
VANGUARD DIVIDEND APPRECIATION	CU	92190884	366	6955	SH		Sole				6955
VANGUARD MSCI EAFE ETF	CU	92194385	45334	1254049	SH		Sole				1254049
VANGUARD MSCI EMERGING MARKETS	CU	92204285	13051	271066	SH		Sole				271066
VANGUARD REIT INDEX	CU	92290855	11345	204887	SH		Sole				204887
VANGUARD MID CAP 	CU	92290862	14603	196119	SH		Sole				196119
VANGUARD SMALL CAP ETF	CU	92290875	892	12275	SH		Sole				12275
SPDR S&P METALS & MNG	CU	86330E64	1754	25508	SH		Sole				25508
POWERSHARES QQQ TR	CU	73935A10	1142	20975	SH		Sole				20975
SPDR S&P 500 ETF	CU	78462f10	97808	777797	SH		Sole				777797
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	615	15800	SH		Sole				15800
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	614	10056	SH		Sole				10056
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	2044	17680	SH		Sole				17680
MATERIALS SELECT SECTOR SPDR	CU	81369Y10	434	11310	SH		Sole				11310
ENERGY SELECT SECTOR SPDR	CU	81369Y50	411	6026	SH		Sole				6026